ACQUISITIONS AND DISPOSITIONS - Schedule of Fair Value of Debt Acquired (Details) - Columbian Pipeline $ in Millions	Jul. 01, 2016 CAD ($)	Jul. 01, 2016 USD ($)
Debt Instrument [Line Items]
Fair Value	$ 3,878	$ 2,981,000,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value		2,981,000,000
Senior Unsecured Notes (US$500) | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		500,000,000
Fair Value		$ 506,000,000
Interest Rate	2.45%	2.45%
Senior Unsecured Notes (US$750) | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 750,000,000
Fair Value		$ 779,000,000
Interest Rate	3.30%	3.30%
Senior Unsecured Notes (US$1,000) | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,000,000,000
Fair Value		$ 1,092,000,000
Interest Rate	4.50%	4.50%
Senior Unsecured Notes (US$500) | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500,000,000
Fair Value		$ 604,000,000
Interest Rate	5.80%	5.80%